Schedule of segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total Revenues	$ 6,820,264	$ 4,011,005	$ 3,706,458
Cost of revenue	3,827,465	3,248,850	2,864,383
Salary Expense	1,136,771	794,937	749,437
Bad debt expense	4,050		2,463
Impairment loss on long-lived assets	37,480	14,755,560
Other Segment items	2,768,914	787,471	223,452
Segment profits (loss)	(954,416)	(15,620,698)	(133,277)
Professional fees	1,723,632	1,282,865	2,364,263
Loss on debt settlement		448,000	645,612
Change in fair value of prepaid forward purchase liabilities			1,303,658
Loss on settlement of prepaid forward contracts			2,635,816
Other corporate expenses	47,727	290,599	1,997,767
LOSS BEFORE INCOME TAXES	(2,725,775)	(17,642,162)	(8,434,781)
Property Management Services [Member]
Revenue from External Customer [Line Items]
Total Revenues	4,367,584	3,921,982	3,706,458
Cost of revenue	3,390,367	3,214,862	2,864,383
Salary Expense	324,682	680,792	749,437
Bad debt expense	4,050		2,463
Impairment loss on long-lived assets
Other Segment items	495,012	214,442	223,452
Segment profits (loss)	153,473	(188,114)	(133,277)
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Total Revenues	2,452,680	89,023
Cost of revenue	437,098	33,988
Salary Expense	812,089	114,145
Bad debt expense
Impairment loss on long-lived assets	37,480	14,755,560
Other Segment items	2,273,902	573,029
Segment profits (loss)	$ (1,030,592)	$ (15,432,584)